Expenses Classified By Nature - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Expenses Classified By Nature [Line Items]
Reclassification of travel and entertainment costs previously included within “Selling” expenses to “Office” expenses	$ 7,710
Insurance indemnification proceeds	2,910
Stars Interactive Group | Belgium
Expenses Classified By Nature [Line Items]
Indemnification proceeds for gaming duty, professional fees and income taxes	5,770
Refund of taxes and penalties	$ 2,850